PGIM Jennison Technology Fund
Schedule of Investments as of January 31, 2021 (unaudited)
Description	Shares	Value
Long-Term Investments 100.0%
Common Stocks
Auto Components 2.8%
Aptiv PLC	4,837	$646,223
Automobiles 4.0%
Tesla, Inc.*	1,158	918,908
Chemicals 2.0%
Livent Corp.*	24,962	454,808
Electrical Equipment 3.8%
Plug Power, Inc.*	13,629	860,944
Electronic Equipment, Instruments & Components 3.0%
Keysight Technologies, Inc.*	4,819	682,322
Entertainment 4.6%
Netflix, Inc.*	751	399,825
Sea Ltd. (Taiwan), ADR*	3,070	665,300
		1,065,125
Health Care Equipment & Supplies 2.5%
Intuitive Surgical, Inc.*	778	581,664
Health Care Providers & Services 0.5%
Clover Health Investments Corp.*	8,368	116,734
Health Care Technology 1.0%
Teladoc Health, Inc.*	875	230,851
Interactive Media & Services 5.6%
Alphabet, Inc. (Class C Stock)*	190	348,791
Match Group, Inc.*	3,640	509,090
Snap, Inc. (Class A Stock)*	444	23,505
Tencent Holdings Ltd. (China)	4,604	405,385
		1,286,771
Internet & Direct Marketing Retail 5.3%
Amazon.com, Inc.*	113	362,300
MercadoLibre, Inc. (Argentina)*	478	850,606
		1,212,906

PGIM Jennison Technology Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
IT Services 17.4%
Adyen NV (Netherlands), 144A*	215	$449,673
Affirm Holdings, Inc.*	1,851	184,341
Okta, Inc.*	1,353	350,440
PayPal Holdings, Inc.*	2,812	658,880
Shopify, Inc. (Canada) (Class A Stock)*	579	636,084
Snowflake, Inc. (Class A Stock)*	774	210,876
Square, Inc. (Class A Stock)*	2,601	561,712
Twilio, Inc. (Class A Stock)*	2,634	946,739
		3,998,745
Life Sciences Tools & Services 0.1%
Sartorius Stedim Biotech (France)	56	23,401
Metals & Mining 0.9%
Ganfeng Lithium Co. Ltd. (China) (Class H Stock), 144A	13,954	197,183
Semiconductors & Semiconductor Equipment 16.8%
Broadcom, Inc.	2,290	1,031,645
Infineon Technologies AG (Germany)	4,732	189,576
Lam Research Corp.	539	260,849
NVIDIA Corp.	1,821	946,173
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	11,869	1,442,321
		3,870,564
Software 19.5%
Adobe, Inc.*	1,369	628,056
Coupa Software, Inc.*	1,201	372,154
DocuSign, Inc.*	102	23,755
Microsoft Corp.	5,679	1,317,301
RingCentral, Inc. (Class A Stock)*	1,796	669,764
salesforce.com, Inc.*	3,224	727,205
Splunk, Inc.*	1,215	200,512
Workday, Inc. (Class A Stock)*	2,363	537,653
		4,476,400

PGIM Jennison Technology Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Technology Hardware, Storage & Peripherals 10.2%
Apple, Inc.	16,174	$2,134,321
Stratasys Ltd.*	5,217	216,558
		2,350,879

Total Long-Term Investments (cost $13,374,786)		22,974,428

Short-Term Investment 0.3%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $80,780)(wb)	80,780	80,780

TOTAL INVESTMENTS 100.3% (cost $13,455,566)		23,055,208
Liabilities in excess of other assets (0.3)%		(73,221)

Net Assets 100.0%		$22,981,987

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt

*	Non-income producing security.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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